                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         THE CYPRESS FUNDS LLC
                 -------------------------------
   Address:      865 S. Figueroa St., Suite 700
                 -------------------------------
                 Los Angeles, CA 90017
                 -------------------------------

Form 13F File Number: 28-04707
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert Miller
         -------------------------------
Title:   Chief Operating Officer
         -------------------------------
Phone:   (213) 891-6375
         -------------------------------

Signature, Place, and Date of Signing:

         /s/ Robert Miller            Los Angeles, California   November 7, 2011
   -------------------------------    -----------------------   ----------------
           [Signature]                     [City, State]             [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      1
                                        --------------------

Form 13F Information Table Entry Total: 16
                                        --------------------

Form 13F Information Table Value Total: 217,249
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

    1         28-10954                     Peak Investments LLC
    ------       -----------------         ---------------------------------

                           FORM 13F INFORMATION TABLE

                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
NAME OF ISSUER             TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------- ------ -------- ------
AIR LEASE CORP             Class A Common  00912X302    1,440    75,000  SH              Other        1              Shared
BOEING CO                      Common      097023105   13,615   225,000  SH              Other        1              Shared
BORGWARNER INC                 Common      099724106   18,098   299,000  SH              Other        1              Shared
CATERPILLAR INC                Common      149123101   25,622   347,000  SH              Other        1              Shared
CUMMINS INC                    Common      231021106   16,332   200,000  SH              Other        1              Shared
DEERE & CO                     Common      244199105   12,397   192,000  SH              Other        1              Shared
DEXCOM INC                     Common      252131107    9,900   825,000  SH              Other        1              Shared
FORD MOTOR CO                  Common      345370860   24,900 2,575,000  SH              Other        1              Shared
FORD MOTOR CO                 Warrants     345370134      525   237,700  SH              Other        1              Shared
FREEPORT MCMORAN
 COPPER & GOLD                 Common      35671D857   20,225   664,210  SH              Other        1              Shared
GENTEX CORP                    Common      371901109    9,355   389,000  SH              Other        1              Shared
MCMORAN EXPLORATION CO         Common      582411104    9,136   920,000  SH              Other        1              Shared
OCCIDENTAL PETE CORP DEL       Common      674599105   13,228   185,000  SH              Other        1              Shared
STARWOOD HOTELS & RESORTS      Common      85590A401   12,617   325,000  SH              Other        1              Shared
TIFFANY & CO                   Common      886547108   15,083   248,000  SH              Other        1              Shared
UNITED TECHNOLOGIES CORP       Common      913017109   14,776   210,000  SH              Other        1              Shared
                                                     --------
                                                      217,249
                                                     --------